Form N-1A Cover	Jan. 05, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 05, 2026
Prospectus Date	Jan. 05, 2026